Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jul. 01, 2023	Jul. 01, 2022	Jul. 01, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE

The following table provides information regarding “compensation actually paid” to the Company’s CEO and other NEOs along with the cumulative TSR of the Company and the S&P 400 Food, Beverage & Tobacco Index, the Company’s net income, and the Company’s Adjusted EBITDA which is considered the most important financial measure used by the Company to link compensation actually paid to the Company’s NEOs to Company performance. Compensation actually paid, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year. For further information concerning the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the Compensation Discussion and Analysis.

			AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR OTHER NEOs(2)	AVERAGE COMPENSATION ACTUALLY PAID TO OTHER NEOs(2)(5)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:
YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR CEO(1)	COMPENSATION ACTUALLY PAID TO CEO(1)(5)			COMPANY TOTAL SHAREHOLDER RETURN(3)	PEER GROUP TOTAL SHAREHOLDER RETURN(3)	NET INCOME	ADJUSTED EBITDA(5)
Fiscal 2023	$9,487,543	$16,029,890	$2,676,478	$3,979,424	$216.07	$141.90	$397.2	$1,363.4
Fiscal 2022	$8,660,511	$8,228,369	$3,245,862	$3,196,126	$169.80	$127.29	$112.5	$1,019.8
Fiscal 2021	$8,228,550	$14,307,114	$2,564,703	$3,763,424	$172.13	$149.38	$40.7	$625.3

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1)	The amounts in these columns reflect the Summary Compensation Table and Compensation Actually Paid totals, respectively, for Mr. Holm for fiscal years 2021–2023. Mr. Holm was our principal executive officer for fiscal 2021-2023. See footnote 5 below for additional information on the calculation of “compensation actually paid.”

Peer Group Issuers, Footnote [Text Block]
(3)	The calculation of TSR is based on the value of an initial fixed investment of $100 from the beginning of fiscal 2021 through the end of fiscal 2023 in the table, assuming reinvestment of dividends. The peer group TSR is represented by the S&P Midcap 400 Food, Beverage & Tobacco Industry Group Index.

PEO Total Compensation Amount	$ 9,487,543	$ 8,660,511	$ 8,228,550
PEO Actually Paid Compensation Amount	$ 16,029,890	8,228,369	14,307,114
Adjustment To PEO Compensation, Footnote [Text Block]
(5)	SEC rules require certain adjustments be made to the Summary Compensation Table amounts to calculate the “compensation actually paid” amounts. The following table details these adjustments:

YEAR	EXECUTIVES	SUMMARY COMPENSATION TABLE TOTAL	DEDUCT STOCK AWARDS(a)	ADD EQUITY AWARD ADJUSTMENT(b)	COMPENSATION ACTUALLY PAID
Fiscal 2023	CEO	$9,487,543	$6,000,052	$12,542,399	$16,029,890
	Other NEOs	$2,676,478	$1,390,058	$2,693,004	$3,979,424
Fiscal 2022	CEO	$8,660,511	$5,000,035	$4,567,893	$8,228,369
	Other NEOs	$3,245,862	$1,800,088	$1,750,352	$3,196,126
Fiscal 2021	CEO	$8,228,550	$5,350,123	$11,428,687	$14,307,114
	Other NEOs	$2,564,703	$1,237,613	$2,436,334	$3,763,424

Non-PEO NEO Average Total Compensation Amount	$ 2,676,478	3,245,862	2,564,703
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,979,424	3,196,126	3,763,424
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(5)	SEC rules require certain adjustments be made to the Summary Compensation Table amounts to calculate the “compensation actually paid” amounts. The following table details these adjustments:

YEAR	EXECUTIVES	SUMMARY COMPENSATION TABLE TOTAL	DEDUCT STOCK AWARDS(a)	ADD EQUITY AWARD ADJUSTMENT(b)	COMPENSATION ACTUALLY PAID
Fiscal 2023	CEO	$9,487,543	$6,000,052	$12,542,399	$16,029,890
	Other NEOs	$2,676,478	$1,390,058	$2,693,004	$3,979,424
Fiscal 2022	CEO	$8,660,511	$5,000,035	$4,567,893	$8,228,369
	Other NEOs	$3,245,862	$1,800,088	$1,750,352	$3,196,126
Fiscal 2021	CEO	$8,228,550	$5,350,123	$11,428,687	$14,307,114
	Other NEOs	$2,564,703	$1,237,613	$2,436,334	$3,763,424

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	COMPENSATION ACTUALLY PAID V. TOTAL SHAREHOLDER RETURN
Compensation Actually Paid vs. Net Income [Text Block]	COMPENSATION ACTUALLY PAID V. NET INCOME
Compensation Actually Paid vs. Company Selected Measure [Text Block]	COMPENSATION ACTUALLY PAID V. ADJUSTED EBITDA
Total Shareholder Return Amount	$ 216.07	169.80	172.13
Peer Group Total Shareholder Return Amount	141.90	127.29	149.38
Net Income (Loss) Attributable to Parent	$ 397.2	$ 112.5	$ 40.7
Company Selected Measure Amount	1,363.4	1,019.8	625.3
PEO Name	Mr. Holm	Mr. Holm	Mr. Holm
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
(4)	Adjusted EBITDA is a non-GAAP financial measure. Please see Appendix A at the end of this Proxy Statement for the definitions of non-GAAP financial measures and reconciliations of such non-GAAP financial measures to their respective most comparable financial measures calculated in accordance with GAAP.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Sales
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
P E O Deduct Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 6,000,052	$ 5,000,035	$ 5,350,123
P E O Add Equity Award Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	12,542,399	4,567,893	11,428,687
Non P E O N E O Deduct Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,390,058	1,800,088	1,237,613
Non P E O N E O Add Equity Award Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,693,004	$ 1,750,352	$ 2,436,334